UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 - June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

ITEM 1 – Proxy Voting Record
Fund Name : The Bond Fund of America, Inc.

07/01/2006 - 06/30/2007

Digitalglobe, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP9 25389M109	06/21/2007		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR MICHAEL J. PETRICK	Mgmt	For	For	For
	1.2	DIRECTOR EDDY ZERVIGON	Mgmt	For	For	For
	1.3	DIRECTOR PAUL M. ALBERT, JR.	Mgmt	For	For	For
	1.4	DIRECTOR DR. ANNE KARALEKAS	Mgmt	For	For	For
	1.5	DIRECTOR CHARLES E. BAKER	Mgmt	For	For	For
	1.6	DIRECTOR FUMINOBU KOMURA	Mgmt	For	For	For
	1.7	DIRECTOR JILL D. SMITH	Mgmt	For	For	For
	1.8	DIRECTOR DR. WALTER S. SCOTT	Mgmt	For	For	For
	1.9	DIRECTOR G.H.M. ESTES, III	Mgmt	For	For	For
	2.0	TO APPROVE THE DIGITALGLOBE, INC. 2007 EMPLOYEE STOCK OPTION PLAN IN SUBSTANTIALLY THE FORM DESCRIBED IN THE PROXY STATEMENT.	Mgmt	For	Against	Against
	3.0	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS, LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.	Mgmt	For	For	For

Dobson Communications Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	DCEL	CUSIP9 256069105	06/04/2007		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR FRED J. HALL	Mgmt	For	For	For
	1.2	DIRECTOR STEVEN P. DUSSEK	Mgmt	For	For	For
	2.0	APPROVE THE 2007 PERFORMANCE BONUS PLAN FOR OFFICERS.	Mgmt	For	For	For
	3.0	RATIFY AND APPROVE THE SELECTION OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DOBSON COMMUNICATIONS CORPORATION FOR 2007.	Mgmt	For	For	For

Drax Group Plc, Selby
	Ticker	Security ID:	Meeting Date		Meeting Status
		CINS G2904K101	10/06/2006		Voted
	Meeting Type	Country of Trade
Special
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.0
Approve, subject to and conditional upon the admission of the new ordinary shares as specified to the Official List of the United Kingdom Listing Authority and to trading on the London Stock Exchange becoming effective: a) all the ordinary shares of 10 pe
For
2.0
Authorize the Company, subject to and conditional on the passing of Resolution 1 above and the same becoming effective, in substitution for all such existing authorities, to make one or more market purchases  Section 163(3) of the Companies Act 1985  up t
For

Drax Group Plc
	Ticker	Security ID:	Meeting Date		Meeting Status
		ISIN GB00B1FGRL99	04/26/2007		Voted
	Meeting Type	Country of Trade
	Annual	United Kingdom
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.0	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For
	2.0	Approve Remuneration Report	Mgmt	For	For	For
	3.0	Approve Final Dividend of 9.1 Pence Per Share	Mgmt	For	For	For
	4.0	Re-elect Mike Grasby as Director	Mgmt	For	For	For
	5.0	Re-elect Gordon Horsfield as Director	Mgmt	For	For	For
	6.0	Reappoint Deloitte & Touche LLP as Auditors of the Company	Mgmt	For	For	For
	7.0	Authorise Board to Fix Remuneration of Auditors	Mgmt	For	For	For
	8.0	Approve Drax Group Plc Executive Share Incentive Plan	Mgmt	For	For	For
9.0
Approve Sub-Division of All Authorised Ord. Shares Into Intermediate Shares; Approve Consolidation of All Unissued Intermediate Shares Into Unissued New Ord. Shares; Approve Consolidation of All Issued Intermediate Shares Into New Ord. Shares
			Mgmt	For	For	For
	10.0	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 13,569,514	Mgmt	For	For	For
	11.0	Authorise the Company to Make EU Political Organisations Donations and to Incur EU Political Expenditures up to GBP 100,000	Mgmt	For	For	For
	12.0	Authorise Drax Power Limited to Make EU Political Organisations Donations and to Incur EU Political Expenditures up to GBP 100,000	Mgmt	For	For	For
	13.0	Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 2,035,427	Mgmt	For	For	For
	14.0	Authorise 35,200,000 Ordinary Shares for Market Purchase	Mgmt	For	For	For
	15.0	Adopt New Articles of Association	Mgmt	For	For	For

Drax Group Plc
	Ticker	Security ID:	Meeting Date		Meeting Status
		ISIN GB00B0MBCM68	10/06/2006		Voted
	Meeting Type	Country of Trade
	Special	United Kingdom
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.0
Approve Sub-Division of All the Ord. Shares of 10 Pence Each into Intermediate Shares; Approve Consolidation of All Unissued Intermediate Shares into Unissued New Ord. Shares; Approve Consolidation of All Issued Intermediate Shares into New Ord. Shares
			Mgmt	For	For	For
	2.0	Authorise 36,800,000 New Ordinary Shares for Market Purchase	Mgmt	For	For	For

Equity Office Properties Trust
	Ticker	Security ID:	Meeting Date		Meeting Status
	OFC	CUSIP9 294741509	02/07/2007		Voted
	Meeting Type	Country of Trade
Special
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.0
TO APPROVE THE MERGER OF EQUITY OFFICE PROPERTIES TRUST WITH AND INTO BLACKHAWK ACQUISITION TRUST AND THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 19, 2006, AS AMENDED, AMONG EQUITY OFFICE PROPERTIES TRUST, EOP OPERATING LIMITED PARTNERSHIP, BLA
			Mgmt	For	For	For
2.0
TO APPROVE ANY ADJOURNMENTS OF THE SPECIAL MEETING FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE SPECIAL MEETING TO APPROVE THE MERGER AND THE AGREEMENT AND PLAN OF MERGER, AS AMENDED.
			Mgmt	For	For	For

Time Warner Cable Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
	TWC	CUSIP9 88732J108	05/23/2007		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR DAVID C. CHANG	Mgmt	For	For	For
	1.2	DIRECTOR JAMES E. COPELAND, JR.	Mgmt	For	For	For
	2.0	RATIFICATION OF AUDITORS.	Mgmt	For	For	For
	3.0	APPROVAL OF THE TIME WARNER CABLE INC. 2006 STOCK INCENTIVE PLAN.	Mgmt	For	For	For
	4.0	APPROVAL OF THE TIME WARNER CABLE INC. 2007 ANNUAL BONUS PLAN.	Mgmt	For	For	For

Ual Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	UAUA	CUSIP9 902549807	05/10/2007		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR RICHARD J. ALMEIDA	Mgmt	For	For	For
	1.2	DIRECTOR MARY K. BUSH	Mgmt	For	For	For
	1.3	DIRECTOR W. JAMES FARRELL	Mgmt	For	For	For
	1.4	DIRECTOR WALTER ISAACSON	Mgmt	For	For	For
	1.5	DIRECTOR ROBERT D. KREBS	Mgmt	For	For	For
	1.6	DIRECTOR ROBERT S. MILLER	Mgmt	For	For	For
	1.7	DIRECTOR JAMES J. O'CONNOR	Mgmt	For	For	For
	1.8	DIRECTOR GLENN F. TILTON	Mgmt	For	For	For
	1.9	DIRECTOR DAVID J. VITALE	Mgmt	For	For	For
	1.10	DIRECTOR JOHN H. WALKER	Mgmt	For	For	For

Xo Holdings, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	XOHO	CUSIP9 98417K106	06/12/2007		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR CARL C. ICAHN	Mgmt	For	For	For
	1.2	DIRECTOR CARL J. GRIVNER	Mgmt	For	For	For
	1.3	DIRECTOR PETER SHEA	Mgmt	For	For	For
	1.4	DIRECTOR ADAM DELL	Mgmt	For	For	For
	1.5	DIRECTOR FREDRIK C. GRADIN	Mgmt	For	For	For
	1.6	DIRECTOR VINCENT J. INTRIERI	Mgmt	For	For	For
	1.7	DIRECTOR ROBERT L. KNAUSS	Mgmt	For	For	For
	1.8	DIRECTOR KEITH MEISTER	Mgmt	For	For	For

Zilog, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	ZILG	CUSIP9 989524301	07/26/2006		Voted
	Meeting Type	Country of Trade
Annual
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	DIRECTOR DAVID G. ELKINS*	Mgmt	For	For	For
	1.2	DIRECTOR ROBIN A. ABRAMS**	Mgmt	For	For	For
	1.3	DIRECTOR RICHARD L. SANQUINI**	Mgmt	For	For	For
	2.0	RATIFICATION OF THE SELECTION OF ARMANINO MCKENNA LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDED MARCH 31, 2007.	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.
(Registrant)

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 27, 2007